CONDENSED FINANCIAL INFORMATION OF REGISTRANT (PARENT COMPANY ONLY)	12 Months Ended
Dec. 31, 2020
CONDENSED FINANCIAL INFORMATION OF REGISTRANT (PARENT COMPANY ONLY)
CONDENSED FINANCIAL INFORMATION OF REGISTRANT (PARENT COMPANY ONLY)

21.CONDENSED FINANCIAL INFORMATION OF REGISTRANT (PARENT COMPANY ONLY)

Latham Group, Inc.

(Parent Company Only)

CONDENSED BALANCE SHEETS

(in thousands, except share and per share data)

	December 31,
	2019	2020
Assets
Investment in subsidiary	$193,795	$281,609
Total assets	$193,795	$281,609
Liabilities and Stockholders’ Equity
Total liabilities	$—	$—
Stockholders’ Equity
Common stock, $0.0001 par value; 500,000,000 shares authorized at December 31, 2019 and 2020; 96,498,943 and 118,854,249 shares issued and outstanding as of December 31, 2019 and 2020, respectively	10	12
Additional paid-in capital	196,474	265,478
Retained earnings (accumulated deficit)	(2,218)	13,765
Accumulated other comprehensive income (loss)	(471)	2,354
Total stockholders’ equity	193,795	281,609
Total liabilities and stockholders’ equity	$193,795	$281,609

The accompanying notes are an integral part of these condensed financial statements.

Latham Group, Inc.

(Parent Company Only)

CONDENSED STATEMENTS OF OPERATIONS

(in thousands, except share and per share data)

	Year Ended December 31,
	2019	2020

Equity in net income of subsidiary	$7,457	$15,983
Net income attributable to common stockholders	$7,457	$15,983
Net income per share
Net income per share attributable to common stockholders
Basic	$0.08	$0.16
Diluted	$0.08	$0.16
Weighted-average common shares outstanding—basic and diluted
Basic	95,032,265	101,606,966
Diluted	95,400,528	102,602,738

The accompanying notes are an integral part of these condensed financial statements.

Latham Group, Inc.

(Parent Company Only)

CONDENSED STATEMENTS OF COMPREHENSIVE INCOME

(in thousands)

	Year Ended
	December 31,
	2019	2020
Net income	$7,457	$15,983
Equity in other comprehensive income (loss) of subsidiary	(670)	2,825
Comprehensive income	$6,787	$18,808

The accompanying notes are an integral part of these condensed financial statements.

Latham Group, Inc.

(Parent Company Only)

CONDENSED STATEMENT OF CASH FLOWS

(in thousands)

	Year Ended
	December 31,
	2019	2020
Cash flows from operating activities:
Net income	$7,457	$15,983
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in net income of subsidiary	(7,457)	(15,983)
Net cash provided by operating activities	—	—
Cash flows from investing activities:
Investment in subsidiary	—	(65,553)
Net cash used in investing activities	—	(65,553)
Cash flows from financing activities:
Proceeds from issuance of common stock	—	65,553
Net cash provided by financing activities	—	65,553
Net increase in cash	—	—
Cash at beginning of period	—	—
Cash at end of period	$—	$—

The accompanying notes are an integral part of these condensed financial statements.

Notes to Condensed Financial Statements of Registrant (Parent Company Only)

1.Basis of Presentation

These condensed parent company-only financial statements have been prepared in accordance with Rule 12-04, Schedule I of Regulation S-X. Latham Group, Inc. has no material assets or standalone operations other than its ownership in its consolidated subsidiaries. Under the terms of the Credit Agreement entered into by the Latham Pool Products, a wholly owned subsidiary of LIMC, which itself is a wholly owned subsidiary of Latham Group, Inc., Latham Pool Products is restricted from making dividend payments, loans or advances to Latham Group, Inc., unless certain conditions are met. As of December 31, 2019 and 2020, substantially all of the consolidated net assets of Latham Pool Products are considered restricted net assets as defined in Rule 4-08(e)(3) of Regulation S-X.

Latham Group, Inc. is able to transfer assets from Latham Pool Products in order to pay certain tax liabilities.

These condensed parent company financial statements have been prepared using the same accounting principles and policies described in the notes to the condensed financial statements, with the only exception being that the parent company accounts for its subsidiary using the equity method.

2.Common Stock

On October 14, 2020 and October 20, 2020, existing shareholders purchased an aggregate of 21,666,653 shares of Latham Group, Inc.’s common stock for an aggregate of $64.9 million. In addition, during the year ended December 31, 2020, the Company issued 205,197 shares of common stock for an aggregate of $0.6 million.